PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2021
INTANGIBLE ASSET
NOTE 7 - PROPERTY AND EQUIPMENT

NOTE 7 - PROPERTY AND EQUIPMENT

As of June 30, 2021, property and equipment consist of the following:

	June 30, 2021	December 31, 2020
Computer and office equipment	$170,428	$-

Depreciation expenses were nil for the period ended June 30, 2021 and December 31, 2020 respectively as the computer and office equipment were acquired on June 29, 2021.